OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY (Tables)	12 Months Ended
Mar. 31, 2022
OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY
Schedule of changes in the right-of-use asset
2022
($)
Balance at March 31, 2021	–
Addition	100,877
Amortization	(18,493)
Total	82,384

Schedule of changes in the lease liability
2022
Lease Liability	($)
Balance at March 31, 2021	–
Addition	100,877
Lease payment - base rent portion	(21,288)
Lease Liability - accretion expense	10,438
Balance at March 31, 2022	90,027
Current Portion	17,125
Long-term Portion	72,903

Schedule of future lease payments
2022
Future lease payments (base rent portion only)	($)
Fiscal 2023 (April 1, 2022 to March 31, 2023)	26,746
Fiscal 2024 (April 1, 2023 to March 31, 2024)	28,056
Fiscal 2025 (April 1, 2024 to March 31, 2025)	28,165
Fiscal 2026 (April 1, 2025 to March 31, 2026)	28,165
Fiscal 2027 (April 1, 2026 to April 29, 2026)	2,347
Total undiscounted lease payments	113,479
Less: imputed interest	(23,452)
Lease liability as at March 31, 2022	90,027